Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Basic and Diluted Earnings Per Share

The basic earnings per share and the weighted average number of common shares outstanding have been calculated as follows:

(in thousands of dollars and number of shares)	2023	2022
Net income	504,877	823,232
Issued common shares, beginning of period	86,539,559	92,152,893
Effect of stock options exercised	340,802	314,112
Effect of repurchase of own shares	(972,615)	(3,107,423)
Weighted average number of common shares	85,907,746	89,359,582

Earnings per share – basic (in dollars)	5.88	9.21

Diluted earnings per share

The diluted earnings per share and the weighted average number of common shares outstanding after adjustment for the effects of all dilutive common shares have been calculated as follows:

(in thousands of dollars and number of shares)	2023	2022
Net income	504,877	823,232
Weighted average number of common shares	85,907,746	89,359,582
Dilutive effect:
Stock options, restricted share units
and performance share units	1,147,023	1,898,097
Weighted average number of diluted common shares	87,054,769	91,257,679

Earnings per share - diluted (in dollars)	5.80	9.02